Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment to the Registrant's Quarterly Report on Form 10-Q for the period ended June 30, 2011 (the "10-Q") is to furnish the Interactive Data File exhibits pursuant to Rule 405 of Regulations S-T. No other changes have been made to the 10-Q, and this Amendment has not been updated to reflect events occurring subsequent to the filing of the 10-Q.
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Entity Registrant Name	MEDICAL INFORMATION TECHNOLOGY INC
Entity Central Index Key	0001011452
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	36,421,348

Consolidated Balance Sheet as of December 31, 2010 and June 30, 2011 (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Cash and equivalents	$ 56,362,490	$ 97,789,985
Marketable securities	244,242,030	188,888,044
Accounts receivable, net of reserve	65,929,820	55,393,227
Deferred taxes	5,110,354	7,176,778
Current assets	371,644,694	349,248,034
Computer equipment	10,104,075	10,778,178
Furniture and fixtures	51,073,808	46,353,094
Buildings	183,411,627	179,391,878
Land	35,329,565	33,407,959
Accumulated depreciation	(111,058,061)	(108,032,365)
Fixed assets	168,861,014	161,898,744
Other assets	19,744,648	11,334,844
Total assets	560,250,356	522,481,622
Accounts payable	2,182,913	395,012
Taxes payable	1,017,154	3,458,044
Accrued expenses	35,228,691	43,472,113
Deferred revenue	44,591,578	36,476,917
Tax reserves	12,033,037	11,499,037
Total liabilities	95,053,373	95,301,123
Common stock, $1.00 par value, authorized 40,000,000 shares, issued and outstanding 36,186,164 in 2010 and 36,421,348 in 2011	36,421,348	36,186,164
Additional paid-in capital	89,777,401	80,605,225
Retained income	292,311,673	281,854,958
Unrealized security gain	46,686,561	28,534,152
Shareholder equity	465,196,983	427,180,499
Total liabilities and shareholder equity	$ 560,250,356	$ 522,481,622

Consolidated Balance Sheet as of December 31, 2010 and June 30, 2011 (Unaudited) (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Common stock par value	$ 1	$ 1
Common stock shares authorized	40,000,000	40,000,000
Common stock shares issued	36,421,348	36,186,164
Common stock shares outstanding	36,421,348	36,186,164

Consolidated Income Statement for Three and Six Months Ended June 30, 2010 and 2011 (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Product revenue	$ 72,016,937	$ 50,960,324	$ 134,834,026	$ 98,118,288
Service revenue	64,241,110	57,721,868	125,229,113	114,119,486
Total revenue	136,258,047	108,682,192	260,063,139	212,237,774
Operations, development	60,412,519	49,991,433	117,029,405	99,026,400
Selling, G & A	29,369,046	24,212,045	55,472,294	47,357,111
Operating expense	89,781,565	74,203,478	172,501,699	146,383,511
Operating income	46,476,482	34,478,714	87,561,440	65,854,263
Other income	3,831,473	4,262,762	7,720,861	8,519,407
Other expense	1,691,570	1,706,578	3,478,552	3,563,106
Pretax income	48,616,385	37,034,898	91,803,749	70,810,564
State income tax	3,631,000	2,657,000	6,578,000	4,976,000
Federal income tax	13,786,000	11,160,000	26,122,000	21,090,000
Income tax	17,417,000	13,817,000	32,700,000	26,066,000
Net income	$ 31,199,385	$ 23,217,898	$ 59,103,749	$ 44,744,564

Consolidated Cash Flow Statement for Six Months Ended June 30, 2010 and 2011 (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Net income	$ 59,103,749	$ 44,744,564
Depreciation expense	5,244,730	5,086,692
Change in accounts receivable, net of reserve	(7,240,590)	2,998,859
Change in accounts payable	354,307	4,923,882
Change in taxes payable	(2,699,081)	(4,170,638)
Change in accrued expenses	(9,188,472)	(7,560,284)
Change in deferred revenue	4,748,548	6,943,476
Change in deferred taxes and tax reserves	(4,345,576)	204,171
Net cash from operations	45,977,615	53,170,722
Purchases of marketable securities	(37,201,577)	(19,896,962)
Purchases of fixed assets	(5,549,875)	(4,100,789)
Change in other assets	6,013,534	587,784
Acquisition of LSS, net of cash acquired	(11,427,518)	0
Net cash used in investing	(48,165,436)	(23,409,967)
Sales of common stock	9,407,360	9,018,306
Dividends paid	(48,647,033)	(43,133,153)
Net cash used in financing	(39,239,673)	(34,114,847)
Net change in cash and equivalents	(41,427,495)	(4,354,092)
Cash and equivalents at beginning	97,789,985	39,233,486
Cash and equivalents at end	$ 56,362,490	$ 34,879,394

Note 1	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
1. The unaudited financial statements presented herein have been prepared in accordance with the instructions to Form 10-Q and do not include all of the information and note disclosures required by generally accepted accounting principles. These statements should be read in conjunction with the financial statements and notes thereto for the year ended December 31, 2010 included in MEDITECH’s Form 10-K filed on January 31, 2011. The unaudited financial statements presented herein have not been audited by our Independent Registered Public Accounting Firm in accordance with the standards of the Public Company Accounting Oversight Board (United States), but in the opinion of management such financial statements include all normal recurring adjustments necessary to present fairly MEDITECH’s financial position, operating results and cash flow.

Note 2	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
2. MEDITECH follows the provisions of ASC 260-10, Earnings per Share, which requires reporting both basic and diluted earnings per share. MEDITECH has no common share equivalents such as preferred stock, warrants or stock options which would dilute earnings per share. Thus, earnings per share is computed by dividing net income by the weighted average number of common shares outstanding during the applicable period.

	3 months	ended on	6 months	ended on
	Jun 30, 2010	Jun 30, 2011	Jun 30, 2010	Jun 30, 2011

Net income	$23,217,898	$31,199,385	$44,744,564	$59,103,749
Average number of shares	36,025,541	36,382,151	36,025,541	36,382,151
Earnings per share	$0.64	$0.86	$1.24	$1.62

The average number of shares outstanding during the periods reflects the issuance of 235,184 shares in February 2011 pursuant to the 2004 Stock Purchase Plan.

Note 3	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
3. MEDITECH follows the provisions of ASC 320-10, Investments - Debt and Equity Securities, which requires marketable securities be classified as trading, available-for-sale or held-to-maturity. MEDITECH classifies its marketable securities which consist of common and preferred equities as available-for-sale and records them at fair value with any unrealized gains or losses reported as a component of shareholder equity. The fair value was determined based on quoted prices in active markets. ASC 320-10 requires that for each individual security classified as available-for-sale, a company shall determine whether a decline in fair value below the cost basis is other-than-temporary. If the decline in fair value is judged as such, the cost basis of the individual security shall be reduced to fair value and the amount of the write-down shall be reflected in earnings.

MEDITECH follows the provisions of ASC 320-10-35 Subsequent Measurement, and evaluates its preferred securities for other-than-temporary impairment using an impairment model consistent with a debt security. The factors considered include the severity and duration of the loss, the intent and ability to hold the securities for an extended period of time until recovery, and whether issuers are current on dividend payments and maintain investment grade ratings. Finally, the effect of fluctuating interest rates, current economic and industry conditions, and the issuers’ current financial position are also taken into consideration. At June 30, 2011 MEDITECH’s marketable securities had an adjusted cost basis of  $197,555,469 and a fair value of  $244,242,030. The difference of  $46,686,561 in unrealized gains has been accounted for within comprehensive income. All individual issues held are in gain status.

Note 4	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
4. MEDITECH follows the provisions of ASC 220-10, Comprehensive Income, which establishes standards for reporting and display of comprehensive income and its components in financial statements. Comprehensive income is the total of net income and all other non-owner changes in equity including items such as net unrealized gains or losses on marketable securities classified as available for sale, foreign currency translation adjustments and minimum pension liability adjustments.

	3 months	ended on	6 months	ended on
	Jun 30, 2010	Jun 30, 2011	Jun 30, 2010	Jun 30, 2011

Net income	$23,217,898	$31,199,385	$44,744,564	$59,103,749
Net unrealized security gain	(13,034,718)	7,906,273	(9,696,361)	18,152,409

Comprehensive income	$10,183,180	$39,105,658	$35,048,203	$77,256,158

Note 5	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
5. MEDITECH follows the provisions of ASC 323-10, Investments - Equity Method and Joint Ventures, and as such, accounts for the equity investment in Meditech South Africa in accordance with the cost method. Meditech South Africa licenses MEDITECH’s software technology and re-licenses it to its respective customers. Meditech South Africa serves a market niche which is part of the overall medical market but is outside of the hospital market which MEDITECH serves. Meditech holds a fully collateralized mortgage note for loans to Meditech South Africa to purchase land and buildings used as its corporate headquarters. MEDITECH believes the fair value of this investment and loan balance approximates its June 30, 2011 carrying value.

During the 2nd quarter 2007 MEDITECH acquired Patient Care Technologies, Inc. (PtCT), a company engaged in the development, manufacture, licensing and support of computer software products for the home health care market. MEDITECH accounted for this acquisition under the purchase method of accounting in accordance with ASC 805-10, Business Combinations. The values of assets acquired and liabilities assumed, including the identified intangibles, such as developed technology and backlog, and unidentified intangibles are based upon management’s estimates of fair value as of the date of acquisition. An acquired deferred tax asset was also recognized to reflect the tax benefit expected to be realized from the carryforward of net operating losses. Since the date of acquisition MEDITECH has presented the financial statements on a consolidated basis.

The identified intangibles were valued at  $5,977,801, are being amortized over their 7 year useful lives and are included in other assets. A deferred tax liability was recognized to reflect the tax effect of these identified intangibles as such amounts are not deductible for tax purposes. The unidentified intangibles were valued at  $1,211,786, are not amortizable and are also included in other assets. In accordance with ASC 805-10, this amount is measured at fair value on an annual basis for impairment testing, but reported at cost in our financial statements. MEDITECH conducted its annual income based fair value measurement test as of December 31, 2010 and has concluded these assets to be recoverable. PtCT merged with and into MEDITECH effective December 31, 2009.

Other assets also included both tangible and intangible net assets associated with the acquisition of LSS Data Systems, Inc (LSS). Refer to Part II Item 5 for more disclosure regarding this acquisition.

Note 6	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
6. MEDITECH follows the provisions of ASC 740-10, Accounting for Income Taxes. Deferred taxes relate to the earlier recognition of certain revenue and the later recognition of certain expenses for tax purposes. Cumulative unrealized investment write-downs which have been reflected in earnings are also a non-deductible expense for tax purposes. Because such capital losses can only be offset by future capital gains, a valuation allowance was established to reduce the deferred tax to the net amount expected to be realized. This valuation allowance is 100% of investment write-downs based on current recoverability expectations. Tax reserves relate to the uncertainty of research tax credit, domestic production activities deduction and state nexus. Key judgments are reviewed annually and adjusted to reflect current assessments. The years 2008 through 2010 are subject to examination by the IRS, and various years are subject to examination by state tax authorities.

Note 7	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
7. MEDITECH follows the provisions of ASC 280-10, Segment Reporting. Based on the criteria set forth in ASC 280-10, MEDITECH currently operates in one operating segment, medical software and services. MEDITECH derives substantially all of its operating revenue from the sale and support of one group of similar products and services. All of MEDITECH’s assets are located within the United States. The following table indicates the operating revenue percentage based on location of customer.

	3 months	ended on	6 months	ended on
	Jun 30, 2010	Jun 30, 2011	Jun 30, 2010	Jun 30, 2011

United States	88%	90%	87%	89%
Canada	9%	9%	10%	10%
All others	3%	1%	3%	1%

Note 8	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements
8. Effective January 1, 2008 MEDITECH adopted the provisions of ASC 820-10, Fair Value Measurements and Disclosures, which provides for expanded disclosure and guidelines to determine fair market value of assets and liabilities. ASC 820-10 applies whenever other standards require or permit assets and liabilities to be measured at fair value, but does not expand the use of fair value in any new circumstances. MEDITECH’s marketable securities represent assets measured at fair value on a recurring basis, and are considered Level 1 assets as defined by ASC 820-10.